Segment Information (Financial Information of Segments) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Revenues	¥ 2,520,365	¥ 2,292,708	¥ 2,280,329
Interest expense	68,232	78,068	99,138
Depreciation and amortization	330,351	315,955	304,204
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	0	0	24,425
Write-downs of long-lived assets	35,666	3,020	3,043
Increase in policy liabilities and policy account balances	141,201	230,947	70,120
Bargain Purchase Gain	0	4,966	955
Segment profits	317,612	196,814	306,724
Segment assets	14,270,672	13,563,082	13,067,528
Investment in affiliates	978,033	887,764
Corporate Financial Services and Maintenance Leasing
Other significant non-cash items:
Bargain Purchase Gain			955
PE Investment And Concession
Other significant non-cash items:
Bargain Purchase Gain		601
Operating Segment
Segment Reporting Information [Line Items]
Revenues	2,522,672	2,298,365	2,283,332
Finance revenues	281,385	273,428	278,000
Interest expense	67,506	77,357	97,631
Depreciation and amortization	321,304	304,980	295,043
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	3,947	16,017	24,425
Write-downs of long-lived assets	35,666	3,020	3,043
Increase in policy liabilities and policy account balances	141,201	230,947	70,120
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	202,791	23,780	141,880
Bargain Purchase Gain		4,966	955
Segment profits	551,207	332,286	451,361
Segment assets	11,999,584	11,341,789	10,883,545
Long-lived assets	2,150,430	1,981,321	1,980,786
Expenditures for long-lived assets	452,217	406,853	546,780
Investment in affiliates	978,019	887,735	821,600
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues	445,338	431,015	428,961
Finance revenues	57,580	58,996	62,327
Interest expense	5,109	5,613	6,148
Depreciation and amortization	156,116	162,620	155,704
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	1,296	1,074	1,171
Write-downs of long-lived assets	1,092	207	11
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	164,020	1,485	645
Bargain Purchase Gain		0	955
Segment profits	251,384	70,727	74,712
Segment assets	1,516,795	1,676,063	1,804,216
Long-lived assets	508,035	542,284	570,014
Expenditures for long-lived assets	146,851	155,713	192,614
Investment in affiliates	16,929	18,049	18,347
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues	390,688	359,798	468,086
Finance revenues	5,602	6,206	6,723
Interest expense	2,584	2,282	1,790
Depreciation and amortization	16,164	15,249	14,881
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	173	818	242
Write-downs of long-lived assets	88	1,167	303
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	1,575	6,132	28,743
Bargain Purchase Gain		0	0
Segment profits	33,558	25,886	81,513
Segment assets	910,101	872,095	821,194
Long-lived assets	574,661	544,232	504,544
Expenditures for long-lived assets	78,601	100,494	71,034
Investment in affiliates	113,178	99,105	91,835
Operating Segment | PE Investment And Concession
Segment Reporting Information [Line Items]
Revenues	385,739	331,222	296,365
Finance revenues	237	152	124
Interest expense	2,268	1,455	911
Depreciation and amortization	22,325	9,406	8,015
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	924	3,621	40
Write-downs of long-lived assets	11,657	0	23
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	(11,040)	(8,449)	35,286
Bargain Purchase Gain		601	0
Segment profits	(11,261)	3,842	44,508
Segment assets	353,581	378,698	322,522
Long-lived assets	85,698	74,130	53,347
Expenditures for long-lived assets	11,884	12,123	1,793
Investment in affiliates	43,498	55,421	68,603
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Revenues	160,232	141,971	147,498
Finance revenues	1,001	1,315	1,034
Interest expense	6,651	11,469	8,403
Depreciation and amortization	18,140	20,221	17,188
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	0	469	(2)
Write-downs of long-lived assets	19,564	98	2,083
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	7,295	12,423	176
Bargain Purchase Gain		4,365	0
Segment profits	2,948	27,543	11,147
Segment assets	703,608	489,174	464,273
Long-lived assets	388,399	285,155	354,510
Expenditures for long-lived assets	30,200	17,681	29,036
Investment in affiliates	204,260	180,492	82,253
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues	486,704	491,894	371,387
Finance revenues	265	242	220
Interest expense	9	6	1
Depreciation and amortization	27,884	28,366	26,560
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	0	7	0
Write-downs of long-lived assets	0	0	0
Increase in policy liabilities and policy account balances	141,201	230,947	70,120
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	0	0	0
Bargain Purchase Gain		0	0
Segment profits	54,560	56,152	45,954
Segment assets	2,072,145	1,959,521	1,580,158
Long-lived assets	27,962	28,538	28,911
Expenditures for long-lived assets	0	3	0
Investment in affiliates	0	0	0
Operating Segment | Banking and credit
Segment Reporting Information [Line Items]
Revenues	84,821	83,724	84,355
Finance revenues	76,190	78,071	80,868
Interest expense	4,946	4,931	4,488
Depreciation and amortization	1,335	1,279	1,288
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	2,395	508	11,971
Write-downs of long-lived assets	0	0	0
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	1	3	3
Bargain Purchase Gain		0	0
Segment profits	43,779	49,913	40,816
Segment assets	2,687,156	2,690,627	2,603,736
Long-lived assets	0	0	0
Expenditures for long-lived assets	0	0	0
Investment in affiliates	67	200	400
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues	38,639	31,617	64,650
Finance revenues	2,580	1,172	2,478
Interest expense	11,003	12,760	18,866
Depreciation and amortization	15,669	13,566	15,705
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	0	(159)	0
Write-downs of long-lived assets	2,331	0	0
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	(5,472)	8,718	28,244
Bargain Purchase Gain		0	0
Segment profits	(1,838)	5,357	44,885
Segment assets	684,098	601,762	585,304
Long-lived assets	271,592	262,019	258,691
Expenditures for long-lived assets	70,370	32,920	166,510
Investment in affiliates	320,058	293,469	284,453
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues	161,344	138,017	135,709
Finance revenues	90,708	87,172	79,973
Interest expense	16,117	19,598	30,878
Depreciation and amortization	2,678	2,474	2,518
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	(1,726)	6,221	7,508
Write-downs of long-lived assets	928	1,458	510
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	20,593	8,423	28,380
Bargain Purchase Gain		0	0
Segment profits	76,263	40,296	50,955
Segment assets	1,364,142	1,220,081	1,374,027
Long-lived assets	13,399	13,656	17,859
Expenditures for long-lived assets	717	592	172
Investment in affiliates	45,337	43,816	52,361
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues	221,112	160,798	148,524
Finance revenues	56	171	559
Interest expense	(840)	(435)	(170)
Depreciation and amortization	1,225	962	4,721
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	0	34	(17)
Write-downs of long-lived assets	0	0	0
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	449	245	13,157
Bargain Purchase Gain		0	0
Segment profits	49,559	39,446	45,084
Segment assets	401,869	369,546	317,847
Long-lived assets	0	0	0
Expenditures for long-lived assets	0	0	0
Investment in affiliates	2,221	1,770	1,495
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues	148,055	128,309	137,797
Finance revenues	47,166	39,931	43,694
Interest expense	19,659	19,678	26,316
Depreciation and amortization	59,768	50,837	48,463
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	885	3,424	3,512
Write-downs of long-lived assets	6	90	113
Increase in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	25,370	(5,200)	7,246
Bargain Purchase Gain		0	0
Segment profits	52,255	13,124	11,787
Segment assets	1,306,089	1,084,222	1,010,268
Long-lived assets	280,684	231,307	192,910
Expenditures for long-lived assets	113,594	87,327	85,621
Investment in affiliates	¥ 232,471	¥ 195,413	¥ 221,853